UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21656

Name of Fund: BlackRock Energy and Resources Trust (BGR) (formerly BlackRock Global Energy and Resources Trust)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Energy and Resources Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock Energy and Resources Trust (BGR) (formerly
BlackRock Global Energy and Resources Trust
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Chemicals—1.8%
127,900	Potash Corp. of Saskatchewan	$9,574,594

	Coal—10.5%
632,600	Arch Coal, Inc.	9,609,194
667,821	Consol Energy, Inc.	18,204,800
859,200	Massey Energy Co.	13,042,656
71,000	Patriot Coal Corp. (a)	364,230
550,900	Peabody Energy Corp.	13,772,500

		54,993,380

	Commercial Services—0.7%
269,231	MYR Group, Inc. (a)(b)	3,876,926

	Electric—2.3%
513,000	NRG Energy, Inc. (a)(c)	11,983,680

	Gas—1.7%
613,800	Keyera Facilities Income Fund	8,754,628

	Metal Fabricate/Hardware—0.4%
91,900	Tenaris S.A. (ADR)	1,818,701

	Mining—4.5%
204,300	BHP Billiton Ltd. (ADR)	7,669,422
247,736	Goldcorp, Inc.	7,325,554
426,500	Silver Standard Resources, Inc. (a)(c)	8,500,145

		23,495,121

	Oil & Gas—45.5%
190,000	Apache Corp. (d)	14,250,000
468,673	BG Group Plc	6,425,789
565,700	Brigham Exploration Co. (a)	1,414,250
213,300	Cabot Oil & Gas Corp.	5,863,617
70,200	Canadian Natural Resources Ltd.	2,495,610
744,100	Crescent Point Energy Trust	14,672,651
748,100	Delta Petroleum Corp. (a)(c)	3,246,754
76,000	Diamond Offshore Drilling, Inc.	4,769,760
84,700	EnCana Corp.	3,755,598
66,200	EOG Resources, Inc.	4,486,374
1,410,900	EXCO Resources, Inc. (a)	14,306,526
219,900	Forest Oil Corp. (a)	3,298,500
1,040,800	Galleon Energy, Inc. (a)	2,733,028
115,000	GMX Resources, Inc. (a)(c)	2,607,050
166,100	Goodrich Petroleum Corp. (a)	4,800,290
90,000	Hess Corp.	5,004,900
314,000	Noble Corp.	8,525,100
189,700	Occidental Petroleum Corp.	10,348,135
676,200	Penn Virginia Corp.	13,929,720
968,700	PetroHawk Energy Corp. (a)	19,093,077
411,000	Petroleo Brasileiro S.A. (ADR)	10,768,200
293,200	Plains Exploration & Production Co. (a)	6,192,384
298,400	Range Resources Corp.	10,694,656
452,200	Southwestern Energy Co. (a)	14,312,130
334,358	StatoilHydro ASA	5,760,831
471,100	Talisman Energy, Inc.	4,447,184
317,400	Transocean Ltd. (a)	17,336,388
399,900	Vermilion Energy Trust	8,452,932
498,400	Whiting Petroleum Corp. (a)	14,453,600

		238,445,034

	Oil & Gas Services—10.9%
347,800	Cameron International Corp. (a)	8,055,048
51,931	Core Laboratories N.V.	3,489,244
345,800	Halliburton Co.	5,965,050
107,800	Helix Energy Solutions Group, Inc. (a)	555,170
507,416	National Oilwell Varco, Inc. (a)	13,416,079
1,485,900	Petrofac Ltd.	8,944,018
265,200	Saipem S.p.A.	4,040,749
113,459	SBM Offshore N.V.	1,368,025
271,500	Schlumberger Ltd.	11,079,915

		56,913,298

	Pipelines—16.2%
451,400	AltaGas Income Trust	6,103,333
51,600	Buckeye Partners LP	2,069,160
73,200	Enbridge Energy Partners LP	2,320,440
317,000	Energy Transfer Partners LP	11,072,810
653,105	Enterprise Products Partners LP	14,342,186

Shares	Common Stocks	Value

	Pipelines— (cont’d)
312,500	Equitable Resources, Inc.	$10,696,875
519,400	MarkWest Energy Partners LP	6,471,724
145,800	ONEOK Partners LP	7,435,800
265,500	Pembina Pipeline Income Fund	3,085,321
175,400	Plains All American Pipeline LP	6,630,120
225,100	Questar Corp.	7,648,898
300,000	Targa Resources Partners LP	3,081,000
245,200	Williams Partners LP	4,043,348

		85,001,015

	Transportation—2.0%
387,100	Seaspan Corp.	4,095,518
546,000	Ship Finance International Ltd. (c)	6,202,560

		10,298,078

	Total Long-Term Investments (Cost—$704,994,065)—96.5%	505,154,455

Shares/Beneficial Interest	Short-Term Securities

	Money Market Funds—7.4%
20,123,044	BlackRock Liquidity Funds, TempFund, 1.25%(e)(f)	20,123,044
18,770,000	BlackRock Liquidity Series, LLC, Money Market Series, 0.60%(e)(f)(g)	18,770,000

	Total Short-Term Securities (Cost—$38,893,044)—7.4%	38,893,044

Contracts	Options Purchased

	Exchange-Traded Call Options Purchased—0.0%
10	Penn Virginia Corp., strike price $40, expires 03/23/09 (Cost—$160)	150

	Total Investments Before Outstanding Options Written (Cost—$743,887,269*)—103.9%	544,047,649

	Options Written

	Exchange-Traded Call Options Written—(0.4)%
(300)	Apache Corp., strike price $85, expires 03/23/09	(75,750)
(200)	Apache Corp., strike price $90, expires 04/20/09	(51,500)
(100)	Apache Corp., strike price $95, expires 02/23/09	(750)
(1,000)	Arch Coal, Inc., strike price $22.50, expires 04/20/09	(37,500)
(500)	Arch Coal, Inc., strike price $25, expires 04/20/09	(8,750)
(750)	BHP Billiton Ltd. (ADR), strike price $42.50, expires 03/23/09	(118,125)
(250)	Cabot Oil & Gas Corp., strike price $40, expires 04/20/09	(8,750)
(353)	Cameron International Corp., strike price $25, expires 02/23/09	(30,888)
(350)	Cameron International Corp., strike price $25, expires 03/23/09	(58,625)
(150)	Canadian Natural Resources Ltd., strike price $50, expires 03/23/09	(5,250)
(850)	Consol Energy, Inc., strike price $35, expires 03/23/09	(85,000)
(250)	Consol Energy, Inc., strike price $40, expires 04/20/09	(21,250)
(300)	Consol Energy, Inc., strike price $45, expires 02/23/09	(1,500)
(214)	Consol Energy, Inc., strike price $45, expires 04/20/09	(8,560)
(111)	Core Laboratories NV, strike price $85, expires 03/23/09	(12,765)

1	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR) (formerly
BlackRock Global Energy and Resources Trust
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (cont’d)
(1,000)	Delta Petroleum Corp., strike price $7.50, expires 06/22/09	$(52,500)
(100)	Diamond Offshore Drilling, Inc., strike price $70, expires 02/23/09	(11,000)
(200)	Diamond Offshore Drilling, Inc., strike price $70, expires 03/23/09	(51,500)
(150)	EnCana Corp., strike price $50, expires 02/23/09	(10,500)
(150)	EnCana Corp., strike price $55, expires 02/23/09	(2,250)
(250)	Energy Transfer Partners LP, strike price $35, expires 03/23/09	(27,500)
(175)	Energy Transfer Partners LP, strike price $40, expires 03/23/09	(3,500)
(300)	EOG Resources, Inc., strike price $80, expires 02/23/09	(14,250)
(600)	Equitable Resources, Inc., strike price $45, expires 03/23/09	(6,000)
(1,000)	EXCO Resources, Inc., strike price $17.50, expires 03/23/09	(12,500)
(415)	Goldcorp, Inc., strike price $30, expires 02/23/09	(74,700)
(200)	Goldcorp, Inc., strike price $30, expires 03/23/09	(58,500)
(415)	Goldcorp, Inc., strike price $32.50, expires 02/23/09	(37,350)
(250)	Goodrich Petroleum Corp., strike price $40, expires 02/23/09	(3,125)
(250)	Goodrich Petroleum Corp., strike price $40, expires 03/23/09	(16,250)
(325)	Hess Corp., strike price $65, expires 02/23/09	(21,125)
(750)	Massey Energy Co., strike price $25, expires 04/20/09	(26,250)
(1,350)	National Oilwell Varco, Inc., strike price $30, expires 02/23/09	(101,250)
(750)	National Oilwell Varco, Inc., strike price $30, expires 03/23/09	(127,500)
(312)	Noble Corp., strike price $32.50, expires 03/23/09	(24,960)
(900)	NRG Energy, Inc., strike price $30, expires 03/23/09	(22,500)
(500)	Occidental Petroleum Corp., strike price $60, expires 02/23/09	(38,750)
(100)	Occidental Petroleum Corp., strike price $65, expires 02/23/09	(1,500)
(100)	Occidental Petroleum Corp., strike price $65, expires 03/23/09	(8,250)
(100)	Occidental Petroleum Corp., strike price $70, expires 02/23/09	(500)
(150)	ONEOK Partners LP, strike price $55, expires 04/20/09	(15,375)
(500)	Peabody Energy Corp., strike price $30, expires 03/23/09	(57,500)
(500)	Peabody Energy Corp., strike price $35, expires 03/23/09	(18,750)
(10)	Penn Virginia Corp., strike price $45, expires 03/23/09	(150)
(58)	PetroHawk Energy Corp., strike price $25, expires 03/23/09	(3,190)
(1,000)	PetroHawk Energy Corp., strike price $30, expires 06/22/09	(95,000)
(300)	Petroleo Brasileiro SA (ADR), strike price $25, expires 02/23/09	(73,500)
(175)	Plains All American Pipeline LP, strike price $45, expires 05/18/09	(11,375)
(102)	Potash Corp. of Saskatchewan, strike price $100, expires 02/23/09	(1,020)
(400)	Potash Corp. of Saskatchewan, strike price $85, expires 03/23/09	(142,000)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (cont’d)
(50)	Potash Corp. of Saskatchewan, strike price $90, expires 03/23/09	$(11,375)
(700)	Questar Corp., strike price $35, expires 02/23/09	(99,750)
(125)	Range Resources Corp., strike price $42.50, expires 02/23/09	(2,500)
(100)	Range Resources Corp., strike price $42.50, expires 03/23/09	(11,250)
(500)	Range Resources Corp., strike price $50, expires 03/23/09	(7,500)
(300)	Seaspan Corp., strike price $12.50, expires 03/23/09	(18,000)
(350)	Silver Standard Resources, Inc., strike price $22.50, expires 03/23/09	(55,125)
(700)	Silver Standard Resources, Inc., strike price $25, expires 03/23/09	(63,000)
(317)	Southwestern Energy Co., strike price $35, expires 03/23/09	(64,985)
(50)	Southwestern Energy Co., strike price $40, expires 02/23/09	(625)
(400)	Southwestern Energy Co., strike price $40, expires 03/23/09	(28,000)
(1,000)	Talisman Energy, Inc., strike price $10, expires 04/20/09	(100,000)
(250)	Talisman Energy, Inc., strike price $12.50, expires 02/23/09	(1,250)
(200)	Tenaris SA (ADR), strike price $25, expires 03/23/09	(9,500)
(250)	Whiting Petroleum Corp., strike price $35, expires 06/22/09	(102,500)
(250)	Whiting Petroleum Corp., strike price $45, expires 03/23/09	(8,750)
(100)	Whiting Petroleum Corp., strike price $50, expires 03/23/09	(2,000)
(350)	Whiting Petroleum Corp., strike price $55, expires 03/23/09	(8,750)

	Total Exchange-Traded Call Options Written	(2,291,693)

	Exchange-Traded Put Options Written—(0.0)%
(1,250)	National Oilwell Varco, Inc., strike price $20, expires 02/23/09	(34,375)
(750)	Range Resources Corp., strike price $32.50, expires 02/23/09	(75,000)

	Total Exchange-Traded Put Options Written	(109,375)

	Over-the-Counter Call Options Written—(0.3)%
(50,000)	Arch Coal, Inc., strike price $23.23, expires 02/20/09, broker UBS Securities LLC	(1,615)
(141,000)	BG Group Plc, strike price 10.52 GBP, expires 02/18/09, broker Morgan Stanley & Co., Inc.	(29,220)
(25)	BG Group Plc, strike price 11 GBP, expires 03/20/09, broker Morgan Stanley & Co., Inc.	(9,510)
(25,000)	Cabot Oil & Gas Corp., strike price $30, expires 02/17/09, broker UBS Securities LLC	(17,210)
(350)	Cameron International Corp., strike price $27, expires 03/30/09, broker UBS Securities LLC	(42,543)
(85,000)	Consol Energy, Inc., strike price $33, expires 02/20/09, broker UBS Securities LLC	(509,193)
(300)	Consol Energy, Inc., strike price $36, expires 03/30/09, broker UBS Securities LLC	(31,137)
(400)	Equitable Resources, Inc., strike price $37.50, expires 03/11/09, broker UBS Securities LLC	(36,708)

JANUARY 31, 2009	2

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR) (formerly
BlackRock Global Energy and Resources Trust
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (cont’d)
(900)	NRG Energy, Inc., strike price $30, expires 04/22/09, broker Jefferies & Co., Inc.	$(46,458)
(800)	Peabody Energy Corp., strike price $31, expires 03/31/09, broker Barclays Capital, Inc.	(88,616)
(500)	Penn Virginia Corp., strike price $37, expires 02/25/09, broker Jefferies & Co., Inc.	(108)
(450,000)	Petrofac Ltd., strike price 4.32 GBP, expires 03/31/09, broker Morgan Stanley & Co., Inc.	(323,584)
(30,000)	Petroleo Brasileiro SA (ADR), strike price $25.50, expires 02/20/09, broker UBS Securities LLC	(60,798)
(75,000)	Petroleo Brasileiro SA (ADR), strike price $28.50, expires 03/20/09, broker UBS Securities LLC	(124,650)
(467)	Plains Exploration & Production Co., strike price $30, expires 02/09/09, broker Jefferies & Co., Inc.	(13)
(150)	Range Resources Corp., strike price $42, expires 03/27/09, broker Jefferies & Co., Inc.	(19,997)
(80,000)	Saipem SpA, strike price 13.48 EUR, expires 03/31/09, broker Goldman Sachs & Co.	(48,671)
(30,000)	SBM Offshore NV, strike price 11.30 EUR, expires 03/31/09, broker Morgan Stanley & Co., Inc.	(7,173)
(35,000)	Seaspan Corp., strike price $13.92, expires 03/20/09, broker UBS Securities LLC	(8,347)
(300)	Ship Finance International Ltd., strike price $13, expires 02/17/09, broker Jefferies & Co., Inc.	(2,802)
(350)	Silver Standard Resources, Inc., strike price $19, expires 02/17/09, broker Jefferies & Co., Inc.	(70,028)

	Total Over-the-Counter Call Options Written	(1,478,381)

	Total Options Written (Premiums Received $6,544,267)—(0.7)%	(3,879,449)

	Total Investments Net of Outstanding Options Written—103.2%	540,168,200
	Liabilities in Excess of Other Assets—(3.2)%	(16,609,454)

	Net Assets—100.0%	$523,558,746

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$729,762,616

Gross unrealized appreciation	$29,529,410
Gross unrealized depreciation	(215,244,378)

Net unrealized depreciation	$(185,714,968)

(a)	Non-income producing security.

(b)

Restricted security as to resale acquired 12/20/07. As of report date the Trust held 0.7% of its net assets, with a current market value of $3,876,926 and an original cost of $3,500,003 in these securities.

(c)	Security, or a portion of security, is on loan.

(d)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(e)	Represents current yield as of report date.

(f)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	20,123,044	$16,963
BlackRock Liquidity Series, LLC, Money Market Series	(6,767,250)	$19,047

(g)	Security purchased with the cash proceeds from securities loans.

•	Forward foreign exchange contracts as of January 31, 2009 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation

USD	94,421	EUR	72,000	2/02/09	$ 2,232

KEY TO ABBREVIATIONS
ADR	—	American Depositary Receipt
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
NOK	—	Norwegian Krone
USD	—	U.S. Dollar

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

3	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR) (formerly
BlackRock Global Energy and Resources Trust
(Percentages shown are based on Net Assets)

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Assets	Liabilities

Level 1	$498,738,087	$150	$(2,401,068)
Level 2	45,309,412	2,232	(1,478,381)
Level 3	—	—

Total	$544,047,499	$2,382	$(3,879,449)

**	Other financial instruments are options and forward foreign exchange contracts.

JANUARY 31, 2009	4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Energy and Resources Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Energy and Resources Trust

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: March 25, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Energy and Resources Trust

Date: March 25, 2009